NORTHEAST INVESTORS TRUST
SUMMARY SECTION
You can find the Trust’s Statutory Prospectus (the “Prospectus”) and other information about the Trust, including the Statement of Additional Information and the most recent reports to shareholders online at www.northeastinvestors.com. You can also get this information at no cost by calling 800-225-6704 or by sending an email to website@northeastinvestors.com.
Investment Objectives
Northeast Investors Trust is a no load high yield bond fund whose primary objective is the production of income.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Trust.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees	NORTHEAST INVESTORS TRUST NORTHEAST INVESTORS TRUST
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Trust Operating Expenses as of 9/30/18 (Expenses Deducted From Fund Assets)
Annual Fund Operating Expenses	NORTHEAST INVESTORS TRUST NORTHEAST INVESTORS TRUST
Trustees’ Fees	0.50%	[1]
Distribution Expenses (12b-1)	none
Other Expenses	0.98%
Interest Expense	0.15%
Operating Expense	0.83%
Total Annual Trust Operating Expenses	1.48%
[1]	The Trustees are responsible for the portfolio management of the Trust.

Example
This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Trust for the time periods indicated and redeem at the end of the period. The example also assumes that your investment has a 5% return each year, including reinvested dividends and capital gains distributions, and that the Trust’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
NORTHEAST INVESTORS TRUST | NORTHEAST INVESTORS TRUST | USD ($)	151	468	808	1,768

Portfolio Turnover
The Trust pays transaction costs, such as commissions, when it buys or sells securities (or ‘turns over’ its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual Trust operating expenses or in the example, may affect the Trust’s investment performance. Also, a higher portfolio turnover rate may result in an elevated level of capital gains. During the most recent fiscal year, the Trust’s portfolio turnover rate was 42.69% of the average value of its portfolio.
Primary Investment Strategies
The Trust invests primarily in marketable securities of established companies which the Trustees believe provide income and which, where consistent with the objective, may have potential for capital appreciation. These investments may include bonds which may be purchased at a discount or premium, preferred securities, common stocks, convertible securities and securities with warrants attached. The Trust’s portfolio emphasizes high yield corporate bonds (sometimes referred to as ‘junk bonds’) which are unrated or rated as lower than investment grade by either of the two principal rating services. Equity investments, which are generally acquired via corporate debt restructurings, are considered for their potential for appreciation.
Principal Risks
Risk of Lower Rated or Unrated Debt Securities: Lower rated or unrated debt securities may be subject to increased market volatility and can present an increased risk of investment loss. Risks of investing in these securities include the ability of an issuer to make current interest payments due to economic circumstances, the potential for principal loss if an issuer declares bankruptcy and price sensitivity of these investments due to changes in market conditions.

Income Risk: There is the chance that falling interest rates and/or defaults will cause the Trust’s income to decline. Shareholders should expect the Trust’s quarterly dividend distributions to fluctuate.

Interest Rate Risk: In addition to credit risk, the value of fixed income investments such as bonds tends to fall as interest rates rise. Longer-term debt securities are more sensitive to interest rate changes than those with shorter maturities.

Liquidity Risk: The Trust may have difficulty in disposing of securities under adverse market conditions in a timely manner at a desired price. Less liquid markets can result in greater price volatility due to limited trading volumes and reductions in bond inventory.

Sector Risk: At times certain sectors of the markets for high yield securities may underperform relative to other sectors, and in these circumstances, if the Trust is overweight in an underperforming sector, overall performance can be adversely affected.
Performance Information
The following performance related information provides some indication of the risks of investing in the Trust. The table shows the average annual returns (including operating expenses) compared with those of a relevant market index for the periods indicated. The table also presents the impact of taxes on the Trust’s returns. After-tax returns are calculated using the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution and do not reflect the impact of state or local income taxes. Return after taxes on distributions and sale of Trust shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Trust shares. Actual after-tax returns depend on the individual investor’s tax situation and may differ from those shown. The bar chart illustrates how the Trust’s performance (including operating expenses) varied from one calendar year to another over the past ten years.

The after-tax returns shown below are not relevant to investors who own the Trust in a tax-deferred account, such as an individual retirement account (IRA) or a 401(k) plan, because such accounts are subject to taxes only upon distribution. Keep in mind that past performance – whether before taxes or after taxes – does not guarantee future results.
Average Annual Total Returns for the Periods Ended December 31, 2018
Average Annual Total Returns - NORTHEAST INVESTORS TRUST		1 Year	5 Years	10 Years
NORTHEAST INVESTORS TRUST		(5.04%)	(1.78%)	7.52%
NORTHEAST INVESTORS TRUST | Return after taxes on distributions		(6.89%)	(4.52%)	4.66%
NORTHEAST INVESTORS TRUST | Return after taxes on distributions and sale of Trust shares		(2.94%)	(2.50%)	(4.82%)
ICE Bank of America Merrill Lynch U.S. High Yield Index	[1]	(2.26%)	3.82%	10.99%
[1]	The ICE Bank of America Merrill Lynch U.S. High Yield Index is an unmanaged market value-weighted index comprised of over 2,200 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.

Annual Total Returns:
The following bar chart shows the change in value of the Trust’s shares over the past 10 years. It illustrates how the returns can differ from one year to the next. The Trust may experience short-term swings of performance as suggested by the best and worst calendar quarter returns shown below.
Calendar Years:

Best quarter: 2nd quarter 2009, up 31.46% Worst quarter: 1st quarter 2016, down 10.32%